Supplement dated June 9, 2022
to the following statutory prospectus(es):
Nationwide O Series dated May 1, 2022
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following disclosure is hereby added:
The Enhanced Surrender Value for Terminal Illness is not available in the state of Virginia.
PROS-0670
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